Capitalized Internal Use Software - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Amortization expense related to capitalized internal-use software	$ 1,534	$ 0